UNPROVEN MINERAL PROPERTIES	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
UNPROVEN MINERAL PROPERTIES [Text Block]

NOTE 3 – UNPROVEN MINERAL PROPERTIES

Holbrook Basin Project

	May 31, 2013	Additions	February 28, 2013	Additions	February 29, 2012
Property acquisition costs
Cash paid for property	$1,600,000	$-	$1,600,000	$300,000	$1,300,000
	$1,600,000	$-	$1,600,000	$300,000	$1,300,000
Option payments and exploration costs
Assay	$309,680	$26,603	$283,077	$209,758	$73,319
Drilling and related costs	8,757,584	234,390	8,523,194	3,308,785	5,214,409
Geological consulting	2,738,013	246,982	2,491,031	1,177,932	1,313,099
License and filing	461,180	17,504	443,676	344,273	99,403
Option payments	6,362,855	-	6,362,855	3,699,792	2,663,063
Project administration	2,798,252	119,806	2,678,446	783,470	1,894,976
Recovery	(112,668)	-	(112,668)	(112,668)	-
	$21,314,896	$645,285	$20,669,611	$9,411,342	$11,258,269

The Company acquired mineral claims in the Holbrook Basin Project through the following agreements:

Holbrook Basin Property, Arizona

On September 30, 2008, as amended, the Company entered into an option agreement to purchase 100% of certain mining claims located in the Holbrook Basin region of Arizona, USA, for the following considerations:

a)	$100,000 on execution of the agreement (paid);
b)	1,000,000 options (issued with a fair value of $61,152) upon receipt of TSX-V approval of the agreement;
c)	$125,000 ninety days following issuance of a drill permit from the Arizona State Land Department (paid);
d)	250,000 shares on April 1, 2009 (issued with a fair value of $26,988);
e)	2,681,000 shares on October 1, 2009 (issued with a fair value of $217,064);
f)	5,000,000 shares on November 1, 2010 (issued with a fair value of $262,274);
g)	$350,000 six months following TSX-V approval of the issuance of 5,000,000 shares (paid);
h)	Funding of $200,000 in exploration expenditures pursuant to the completion of a NI 43-101 technical report (completed);
i)	250,000 shares upon completion of a NI 43-101 technical report after drilling (issued with a fair value of $45,595); and
j)	During the year ended February 29, 2012, the Company purchased the 1% Net Smelter Royalty (“NSR”) for $1 million.

The Company now has a 100% interest, with no NSR, in the Holbrook Basin Property.

At May 31, 2013, the Company had a reclamation bond of $15,000 (February 28, 2013: $15,000) for work done on the Holbrook Basin Property.

Twin Butte Ranch, Arizona
A.          Twin Butte Ranch

On August 28, 2009, as amended, the Company entered into a four year lease with an option to purchase private deeded land within the Holbrook Basin. Under the terms of the agreement the Company can earn a 100% undivided interest in the deeded land and sub-surface mineral rights by making lease payments totaling $500,000 over four years and, upon exercising its option to purchase, by paying $20,000,000 for the entire Twin Butte Ranch including all sub-surface mineral rights except those pertaining to oil and gas, petrified wood and geothermal resources. There are no royalties associated with the sub-surface mineral rights.

Details of the payments under the agreement are as follows:

a)	A payment of $50,000 and $10,000 legal costs on or before November 26, 2009 (paid);
b)	A payment of $25,000 on September 17, 2010 (paid);
c)	A payment of $75,000 on December 1, 2010 (paid);
d)	A payment of $150,000 on August 28, 2011 (paid); and
e)	A payment of $200,000 on August 28, 2012 (paid).

Upon exercising its option to purchase the entire Twin Butte Ranch, the Company must deliver a certified cheque in the amount of $1,000,000 on or before August 28, 2013, followed by a payment of $19,000,000 within thirty days.

The lease agreement and purchase option will expire on August 28, 2013 or such other time as is mutually acceptable and agreed to in writing by both parties.

Fitzgerald Ranch, Arizona
On May 7, 2012, as amended, the Company entered into an agreement to acquire the Fitzgerald Ranch for $17,000,000 as follows:

a)	A down payment of $500,000 (paid) ($25,000 was expensed in the year ended February 29, 2012, and the remainder is included in long-term deposits);
b)	A payment of $500,000 (paid) upon execution of an amendment to the agreement in November 2012 (included in long-term deposits);
c)	A payment of $500,000 to be paid on the earlier of either October 31, 2013, or within 30 days of closing the Company’s next financing;
d)	A payment of $500,000 to be paid on or before December 31, 2013;
e)	A payment of $1,000,000 to be paid on or before December 31, 2014; and
f)	The balance of $14,000,000 to be paid on the closing of the sale which is on or before June 30, 2015.

American Potash Property, Arizona
On November 12, 2010, the Company entered into an option agreement to acquire 100% of the right, title and interest in exploration permits within the Holbrook basin for the following consideration:

a)	500,000 shares of the Company to be issued on the earlier of December 15, 2010 or within five business days of the TSX-V acceptance date (issued with a fair value of $130,444);
b)

Three cash payments of $30,000 each with 12, 18, and 24 months of the acceptance date ($30,000 paid during the year ended February 29, 2012 and $60,000 paid during the year ended February 28, 2013); and

c)	All taxes assessed against the property and minimum exploration work to keep the claims in good standing.

The Company purchased the 2% NSR during March, 2012 for $300,000.

The Company now has a 100% interest, with no NSR, in the American Potash Property.

Mesa Uranium, Arizona
On August 31, 2010, the Company entered into an agreement to acquire 100% undivided interest in exploration permits within the Holbrook basin for the following consideration:

a)	500,000 shares of the Company upon TSX-V approval (issued with a fair value of $40,625);
b)	$20,000 within 90 days of the completion of next financing after the agreement date (paid);
c)	Minimum exploration expenditures of $19,518 in 2010 as required by the Arizona State Land Department (expended); and
d)	Maximum available assessment work credits or payments in lieu of the minimum requirements to keep the claims in good standing.

Upon completion of all terms above, the Company shall have earned a 75% interest and title of the permits shall be transferred to the Company (Earned). The Company can purchase the remaining 25% interest by paying $100,000 cash, share equivalent or work expenditures (Expended). The property is subject to a 2% NSR and the Company can purchase the NSR at a price of $300,000 for the full 2%. During the year ended February 29, 2012, the Company purchased the 2% NSR for $300,000.

The Company now has a 100% interest, with no NSR, in the Mesa Property.

Ringbolt Property, Arizona

On March 28, 2011 the Company entered into an option agreement to acquire 90% undivided legal and beneficial interest in and to the Ringbolt Property free and clear of all encumbrances in exploration leases for the following consideration:

a)	$50,000 upon execution of the agreement (paid);
b)	$250,000 upon TSX-V approval on May 17, 2011 (paid) and 1,000,000 common shares (issued with a fair value of $669,384);
c)	Minimum exploration expenditures within 1 year of TSX-V approval of $500,000 (completed);
d)	On or before the first anniversary of TSX-V approval $350,000 and 1,400,000 common shares (see below);
e)	Minimum exploration expenditures within first year of first anniversary of TSX-V approval of $750,000 ;
f)	$350,000 upon second anniversary of TSX-V approval and 1,600,000 common shares; and
g)	Minimum exploration expenditures within 1 year of second anniversary of TSX-V approval of $1,000,000.

On completion of all terms above, the Company shall have earned a 90% interest and title of the permits shall be transferred to the Company. Upon exercise of the option agreement, the Company shall be deemed to be granted an option to purchase the remaining 10% interest in the Property for the payment of $5,000,000.

The Company paid a finder’s fee of $25,825 to a third party in connection with this option agreement.

During the year ended February 28, 2013, the Company became the subject to a civil action in the Third Judicial District court, Salt Lake County, State of Utah in connection with the Ringbolt Property option agreement. The optionors were seeking payment of $350,000, 1,400,000 of the Company’s shares and $20,716 in expenses related to the property, alternatively damages of $644,000. The Company did not make the required payment and did not issue the shares to the optionors as it contended that the optionors were in default of the option agreement. The Company counter claimed for specific performance under the option agreement and paid the $350,000 and issued the 1,400,000 shares into the Utah court.

The court ruled that tender to the court was not sufficient; therefore, the cash and shares were released to the optionors on July 10, 2012. The fair value of the 1,400,000 shares was $271,936. The Company deposited a bond in the amount of $350,000 with the Court as security for the preliminary injunction, which was disclosed on the balance sheet as Injunction Bond. Subsequent to February 28, 2013, the amount deposited was refunded to the Company. On September 10, 2012, the court granted the motion for a preliminary injunction, which enjoined the optionors from terminating the Ringbolt option agreement based upon the grounds alleged by the optionors.

On October 30, 2012 the Company entered into an amended option agreement (the “Amendment Agreement”) to acquire 100% undivided legal and beneficial interest in and to the Ringbolt Property, free and clear of all encumbrances in exploration leases, according to the following terms:

1.	The Company will pay to the optionors a total of $3,850,000 according to the following schedule:
a)	$150,000 upon execution of the Amendment Agreement (paid);
b)	$2,450,000 upon TSX-V approval (paid); and
c)	$1,250,000 on or before October 31, 2014.

2.	The Company will issue 750,000 common shares to the optionors upon TSX-V approval (issued with a fair value of $168,291).

3.	Upon written notice from the TSX-V that the Amendment Agreement has been approved, the parties shall simultaneously do the following:
a)

The optionors shall assign all of their right, title, and interest in and to the Ringbolt Property and will take all necessary action with the Arizona State Land Department to effect such assignment (completed); and

b)

The Company will place into escrow on behalf of the optionors the $2,450,000 cash payment and the 750,000 common shares of the Company. The cash payment and shares will be released to the optionors upon receipt of confirmation of the assignment of the Ringbolt Property to the Company (completed).

4.	There will be no royalty attached to the transferred permits.

5.	Should the Company sell or in any way transfer its interest in the Ringbolt Property, the optionors will receive a bonus payment in accordance with the following schedule:
a)	If the Company receives less than $30 million for the transaction, then no bonus payment shall be payable;
b)	If the Company receives greater than $30 million but less than $40 million the optionors would receive 20% of the gross consideration in excess of $30 million;
c)

If the Company receives greater than $40 million but less than $50 million the optionors would receive $2,000,000 plus 10% of the gross consideration in excess of $40 million, to a maximum of $1,000,000 ; or

d)	If the Company receives greater than $50 million the optionors would receive $3,000,000 plus 20% of the gross consideration received in excess of $50 million.

Based upon the foregoing, the parties have agreed to a mutual release and settlement of any claims and causes of action between the parties as of the date of the Amended Agreement.

On December 8, 2012, the Company entered into a second amendment to the option agreement to acquire 100% of the Ringbolt Property. The amendment stipulates that in the event that the cash payment of $2,450,000 following TSX-V approval of the Amendment Agreement is delayed, the parties agree to extend the payment deadline for a period of 30 days from the date of final approval from the TSX-V with the payment of $100,000 to one of the optionors with this extension payment to be deducted from the $2,450,000 payment due following TSX-V approval. A payment of $100,000 was made to the optionor on December 20, 2012 and the balance of $2,350,000 on February, 28 2013.

Joint Exploration Agreement – HNZ Potash, LLC (“HNZ”)

On July 27, 2012 the Company entered into a Joint Exploration Agreement in which the Company assigned 50% of their interest in twenty-one permitted parcels within the Holbrook Basin Project (from Holbrook Basin Property and Twin Buttes Ranch above) to HNZ. In return, HNZ reimbursed the Company for 50% of mineral exploration costs previously incurred on the permits, ($112,668 received during the year ended February 28, 2013), and the Company will be liable for 50% of the future costs relating to the permits.

NOTE 4 – UNPROVEN MINERAL PROPERTIES

Holbrook Basin Project

	February 28,		February 29,			February 28,
	2013	Additions	2012	Additions		2011
Property acquisition costs
Cash paid for property	$1,600,000	$300,000	$1,300,000	$1,300,000		$-
	$1,600,000	$300,000	$1,300,000	$1,300,000		$-
Option payments and exploration costs
					$
Assay	$283,077	$209,758	$73,319	$73,319		-
Drilling and related costs	8,523,194	3,308,785	5,214,409	3,749,396		1,465,013
Geological consulting	2,491,031	1,177,932	1,313,099	1,036,177		276,922
License and filing	443,676	344,273	99,403	99,403		-
Option payments	6,362,855	3,699,792	2,663,063	1,175,209		1,487,854
Project administration	2,678,446	783,470	1,894,976	1,153,359		741,617
Recovery	(112,668)	(112,668)	-	-		-
	$20,669,611	$9,411,342	$11,258,269	$7,286,863		$3,971,406

The Company acquired mineral claims in the Holbrook Basin Project through the following agreements:

Holbrook Basin Property, Arizona

On September 30, 2008, as amended, the Company entered into an option agreement to purchase 100% of certain mining claims located in the Holbrook Basin region of Arizona, USA, for the following considerations:

a)	$100,000 on execution of the agreement (paid);
b)	1,000,000 options (issued with a fair value of $61,152) upon receipt of TSX-V approval of the agreement;
c)	$125,000 ninety days following issuance of a drill permit from the Arizona State Land Department (paid);
d)	250,000 shares on April 1, 2009 (issued with a fair value of $26,988);
e)	2,681,000 shares on October 1, 2009 (issued with a fair value of $217,064);
f)	5,000,000 shares on November 1, 2010 (issued with a fair value of $262,274);
g)	$350,000 six months following TSX-V approval of the issuance of 5,000,000 shares (paid);
h)	Funding of $200,000 in exploration expenditures pursuant to the completion of a NI 43 - 101 technical report (completed);
i)	250,000 shares upon completion of a NI 43 - 101 technical report after drilling (issued with a fair value of $45,595); and
j)	During the year ended February 29, 2012, the Company purchased the 1% Net Smelter Royalty (“NSR”) for $1 million.

The Company now has a 100% interest, with no NSR, in the Holbrook Basin Property.

At February 28, 2013, the Company had a reclamation bond of $15,000 (February 29, 2012: $15,000) for work done on the Holbrook Basin Property.

Twin Butte Ranch, Arizona

A.	Twin Butte Ranch

On August 28, 2009, as amended, the Company entered into a four year lease with an option to purchase private deeded land within the Holbrook Basin. Under the terms of the agreement the Company can earn a 100% undivided interest in the deeded land and sub-surface mineral rights by making lease payments totaling $500,000 over four years and, upon exercising its option to purchase, by paying $20,000,000 for the entire Twin Butte Ranch including all sub-surface mineral rights except those pertaining to oil and gas, petrified wood and geothermal resources. There are no royalties associated with the sub-surface mineral rights.

Details of the payments under the agreement are as follows:

a)	A payment of $50,000 and $10,000 legal costs on or before November 26, 2009 (paid);
b)	A payment of $25,000 on September 17, 2010 (paid);
c)	A payment of $75,000 on December 1, 2010 (paid);
d)	A payment of $150,000 on August 28, 2011 (paid); and
e)	A payment of $200,000 on August 28, 2012 (paid).

Upon exercising its option to purchase the entire Twin Butte Ranch, the Company must deliver a certified cheque in the amount of $1,000,000 on or before August 28, 2013, followed by a payment of $19,000,000 within thirty days.

The lease agreement and purchase option will expire on August 28, 2013 or such other time as is mutually acceptable and agreed to in writing by both parties.

Fitzgerald Ranch, Arizona
On May 7, 2012, as amended, the Company entered into an agreement to acquire the Fitzgerald Ranch for $17,000,000 as follows:

a)	A payment of $250,000 (February 29, 2012: payment of $225,000) (paid) (included in long-term deposits) as a deposit, towards this purchase;
b)	A payment of $500,000 (paid) upon execution of an amendment to the agreement in November 2012 (included in long-term deposits);
c)	A payment of $500,000 to be paid on the earlier of either October 31, 2013, or within 30 days of closing the Company's next financing;
d)	A payment of $500,000 to be paid on or before December 31, 2013;
e)	A payment of $1,000,000 to be paid on or before December 31, 2014; and
f)	The balance of $14,000,000 to be paid on the closing of the sale which is on or before June 30, 2015.

American Potash Property, Arizona
On November 12, 2010, the Company entered into an option agreement to acquire 100% of the right, title and interest in exploration permits within the Holbrook basin for the following consideration:

a)	500,000 shares of the Company to be issued on the earlier of December 15, 2010 or within five business days of the TSX-V acceptance date (issued with a fair value of $130,444);
b)	Three cash payments of $30,000 each with 12, 18, and 24 months of the acceptance date ($30,000 paid during the year ended February 29, 2012 and $60,000 paid during the year ended February 28, 2013); and
c)	All taxes assessed against the property and minimum exploration work to keep the claims in good standing.

The Company purchased the 2% NSR during March, 2012 for $300,000.

The Company now has a 100% interest, with no NSR, in the American Potash Property.

Mesa Uranium, Arizona
On August 31, 2010, the Company entered into an agreement to acquire 100% undivided interest in exploration permits within the Holbrook basin for the following consideration:

a)	500,000 shares of the Company upon TSX-V approval (issued with a fair value of $40,625);
b)	$20,000 within 90 days of the completion of next financing after the agreement date (paid);
c)	Minimum exploration expenditures of $19,518 in 2010 as required by the Arizona State Land Department (expended); and
d)	Maximum available assessment work credits or payments in lieu of the minimum requirements to keep the claims in good standing.

Upon completion of all terms above, the Company shall have earned a 75% interest and title of the permits shall be transferred to the Company (Earned). The Company can purchase the remaining 25% interest by paying $100,000 cash, share equivalent or work expenditures (Expended). The property is subject to a 2% NSR and the Company can purchase the NSR at a price of $300,000 for the full 2%. During the year ended February 29, 2012, the Company purchased the 2% NSR for $300,000.

The Company now has a 100% interest, with no NSR, in the Mesa Property.

Ringbolt Property, Arizona
On March 28, 2011 the Company entered into an option agreement to acquire 90% undivided legal and beneficial interest in and to the Ringbolt Property free and clear of all encumbrances in exploration leases for the following consideration:

a)	$50,000 upon execution of the agreement (paid);
b)	$250,000 upon TSX-V approval on May 17, 2011 (paid) and 1,000,000 common shares (issued with a fair value of $669,384);
c)	Minimum exploration expenditures within 1 year of TSX-V approval of $500,000 (completed);
d)	On or before the first anniversary of TSX-V approval $350,000 and 1,400,000 common shares (see below);
e)	Minimum exploration expenditures within first year of first anniversary of TSX-V approval of $750,000 ;
f)	$350,000 upon second anniversary of TSX-V approval and 1,600,000 common shares; and
g)	Minimum exploration expenditures within 1 year of second anniversary of TSX-V approval of $1,000,000.

On completion of all terms above, the Company shall have earned a 90% interest and title of the permits shall be transferred to the Company. Upon exercise of the option agreement, the Company shall be deemed to be granted an option to purchase the remaining 10% interest in the Property for the payment of $5,000,000.

The Company paid a finder’s fee of $25,825 to a third party in connection with this option agreement.

During the year ended February 28, 2013, the Company became the subject to a civil action in the Third Judicial District court, Salt Lake County, State of Utah in connection with the Ringbolt Property option agreement. The optionors were seeking payment of $350,000, 1,400,000 of the Company’s shares and $20,716 in expenses related to the property, alternatively damages of $644,000. The Company did not make the required payment and did not issue the shares to the optionors as it contended that the optionors were in default of the option agreement. The Company counter claimed for specific performance under the option agreement and has paid the $350,000 and issued the 1,400,000 shares into the Utah court.

The court ruled that tender to the court was not sufficient; therefore, the cash and shares were released to the optionors on July 10, 2012. The fair value of the 1,400,000 shares was $271,936. The Company deposited a bond in the amount of $350,000 with the Court as security for the preliminary injunction, which is disclosed on the balance sheet as Injunction Bond. Subsequent to February 28, 2013, the amount deposited was refunded to the Company. On September 10, 2012, the court granted the motion for a preliminary injunction, which enjoined the optionors from terminating the Ringbolt option agreement based upon the grounds alleged by the optionors.

On October 30, 2012 the Company entered into an amended option agreement (the “Amendment Agreement”) to acquire 100% undivided legal and beneficial interest in and to the Ringbolt Property, free and clear of all encumbrances in exploration leases, according to the following terms:

1.	The Company will pay to the optionors a total of $3,850,000 according to the following schedule:

a)	$150,000 upon execution of the Amendment Agreement (paid);
b)	$2,450,000 upon TSX-V approval (paid); and
c)	$1,250,000 on or before October 31, 2014.

2.	The Company will issue 750,000 common shares to the optionors upon TSX-V approval (issued with a fair value of $168,291).

3.	Upon written notice from the TSX-V that the Amendment Agreement has been approved, the parties shall simultaneously do the following:

a)

The optionors shall assign all of their right, title, and interest in and to the Ringbolt Property and will take all necessary action with the Arizona State Land Department to effect such assignment (completed); and

b)

The Company will place into escrow on behalf of the optionors the $2,450,000 cash payment and the 750,000 common shares of the Company. The cash payment and shares will be released to the optionors upon receipt of confirmation of the assignment of the Ringbolt Property to the Company (completed).

4.	There will be no royalty attached to the transferred permits.

5.	Should the Company sell or in any way transfer its interest in the Ringbolt Property, the optionors will receive a bonus payment in accordance with the following schedule:

a)	If the Company receives less than $30 million for the transaction, then no bonus payment shall be payable;
b)	If the Company receives greater than $30 million but less than $40 million the optionors would receive 20% of the gross consideration in excess of $30 million;
c)

If the Company receives greater than $40 million but less than $50 million the optionors would receive $2,000,000 plus 10% of the gross consideration in excess of $40 million, to a maximum of $1,000,000 ; or

d)	If the Company receives greater than $50 million the optionors would receive $3,000,000 plus 20% of the gross consideration received in excess of $50 million.

Based upon the foregoing, the parties have agreed to a mutual release and settlement of any claims and causes of action between the parties as of the date of the Amended Agreement.

On December 8, 2012, the Company entered into a second amendment to the option agreement to acquire 100% of the Ringbolt Property. The amendment stipulates that in the event that the cash payment of $2,450,000 following TSX-V approval of the Amendment Agreement is delayed, the parties agree to extend the payment deadline for a period of 30 days from the date of final approval from the TSX-V with the payment of $100,000 to one of the optionors with this extension payment to be deducted from the $2,450,000 payment due following TSX-V approval. A payment of $100,000 was made to the optionor on December 20, 2012 and the balance of $2,350,000 on 28 February 2013.

Joint Exploration Agreement – HNZ Potash, LLC (“HNZ”)
On July 27, 2012 the Company entered into a Joint Exploration Agreement in which the Company assigned 50% of their interest in twenty-one permitted parcels within the Holbrook Basin Project (from Holbrook Basin Property and Twin Buttes Ranch above) to HNZ. In return, HNZ reimbursed the Company for 50% of mineral exploration costs previously incurred on the permits, ($112,668 received during the year ended February 28, 2013), and the Company will be liable for 50% of the future costs relating to the permits.